Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 73,848,788	$ 75,667,390
Less: Accumulated depreciation	(27,240,599)	(24,602,825)
Property, plant and equipment, net	46,608,189	51,064,565
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	12,863,535	13,108,283
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	55,256,545	57,207,298
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	277,176	329,540
Plant and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	4,443,682	4,454,496
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	81,471	83,221
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 926,379	$ 484,552